Warrants	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Warrants

10. Warrants

Private Company Common Stock Warrants

Valeritas common stock warrant activity, prior to the recapitalization, for the years ended December 31, 2015 and 2016 is as follows:

	Number of shares	Weighted average exercise price		Weighted average remaining life	Aggregate intrinsic value (Dollars in thousands)
Outstanding and exercisable—December 31, 2014	177,347		$0.013	9.55 years		$2
Warrants issued	1,802		0.013

Outstanding and exercisable—December 31, 2015	179,149			8.66 years		1

Warrants cancelled	(179,149)		0.013

Outstanding and exercisable—December 31, 2016	–	$			$

Valeritas used the Black Scholes option pricing model to calculate the fair value of its equity-classified warrants issued in 2015. Key assumptions used to apply this model upon issuance were as follows:

2015
Dividend yield	–
Expected volatility	80.0%
Risk-free rate of return	2.00%
Expected term (years)	10.0

Private Company Preferred Stock Warrants

In February 2015, Valeritas issued warrants to a Series D investor warrants to purchase 3,750 Series D shares prior to the recapitalization. The exercise price of the warrants are $10.00 per share and the remaining life of the warrants are 9.16 years. The warrants were still outstanding as of December 31, 2015. These warrants were cancelled prior to the 2016 Merger.

On January 29, 2016, Valeritas issued CRG warrants to acquire 16,000,000 private company Series AB Preferred Stock at an exercise price of $1.25 with term of one year from the date of issuance. The warrants were accounted as derivative liability at fair value as the warrant for Series AB embodies a conditional obligation for the Company to repurchase its shares at a deemed liquidation event.

The fair value of the warrant at the date of issuance is $4.0 million based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	January 29, 2016	Weighted Average Upon Exercise and Cancellation
Dividend yield	–	–
Expected volatility	80.0%	80.0%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1.0	0.80
Fair Value per share	$0.25	$0.30

Through April of 2016, CRG exercised warrants to acquire 5,900,000 shares of private company Series AB Preferred Stock (1,407,476 common shares of Valeritas, Holdings, Inc. post recapitalization) for gross proceeds of $7.4 million. The fair value of exercised warrants of $1.6 million was reclassified from derivative liability to additional paid in capital. On May 3, 2016, the Company cancelled any outstanding warrants to acquire private company Series AB Preferred Stock. The remaining derivative liability balance of $3.0 million was reclassified from derivative liability to additional paid in capital upon cancellation of the unexercised warrants.

The activities of the private company Series AB warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	–	$–	–
Warrants issued in conjunction with private company Series AB financing	16,000,000	1.25
Warrants cancelled	(10,100,000)	1.25	–
Warrants exercised	(5,900,000)	1.25	–

Outstanding and exercisable—December 31, 2016	–	$–	–

Placement Agent Warrants

The Company also issued 83,120 warrants to acquire common stock to the placement agents in the Private Placement that was conducted as part of the 2016 Merger. The warrants have a term of five years and an exercise price of $5.00 per share. The warrants are accounted as a derivative liability at fair value as the warrant exercise price is subject to adjustment upon additional issuances of equity securities at a price per share lower than the exercise price of the warrants.

The fair value of the warrant at the date of issuance was $0.3 million and at December 31, 2016 was estimated to be $0.2 million, based on the Black Scholes option pricing model. Key assumptions used to apply this model were as follows:

	May 3, 2016	December 31, 2016
Dividend yield	–	–
Expected volatility	80.0%	67.0%
Risk-free rate of return	1.22%	1.93%
Expected term (years)	5.0	4.3
Fair Value per share	$3.20	$2.67

The activities of the common stock warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	–	$–	–
Warrants issued in conjunction with public share offering	83,120	5.00	5.0 years
Warrants exercised	–	–

Outstanding and exercisable—December 31, 2016	83,120	$5.00	4.3 years